Fair Values of Financial Instruments and Interest Rate Risk - Fair Value Information for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	$ 100,280	$ 91,638
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	21,286	19,576
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	78,994	72,062
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value
Fair Value on a Recurring Basis [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	100,280	91,638
Total liabilities at fair value
Fair Value on a Recurring Basis [Member] | U.S. Treasury [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	21,286	19,576
Fair Value on a Recurring Basis [Member] | U.S. Government Agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	34,300	22,174
Fair Value on a Recurring Basis [Member] | Mortgage-Backed Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	37,006	41,022
Fair Value on a Recurring Basis [Member] | State and Political Subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	7,688	8,866
Fair Value on a Recurring Basis [Member] | Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	21,286	19,576
Total liabilities at fair value
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	21,286	19,576
Fair Value on a Recurring Basis [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	78,994	72,062
Total liabilities at fair value
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Government Agencies [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	34,300	22,174
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | Mortgage-Backed Securities [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	37,006	41,022
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	7,688	8,866
Fair Value on a Recurring Basis [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total liabilities at fair value